DEFERRED OFFERING COSTS (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025
Deferred Offering Costs
Issuance of shares for services, shares	532,913
Issuance of shares for services, value	$ 6,927,869
Lefal fess		$ 698,570
Deferred offering costs			$ 1,741,750